INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011
INVENTORIES, NET
Raw materials and work in process	$ 195	$ 230	$ 1,138
Finished goods	245,383	193,113	254,655
Total inventories, net	$ 245,578	$ 193,343	$ 255,793